Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%